Exhibit 99

AmeriCredit Automobile Receivables Trust 2006-1

Class A-1 4.78% Asset Backed Notes

Class A-2 5.11% Asset Backed Notes

Class A-3 5.11% Asset Backed Notes

Class B 5.20% Asset Backed Notes

Class C 5.28% Asset Backed Notes

Class D 5.49% Asset Backed Notes

Class E 6.62% Asset Backed Notes

Servicer’s Certificate

This Servicer's Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2006-1, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as Trust Collateral Agent and Backup Servicer, dated as of February 22, 2006. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	09/01/2006					Original
Monthly Period Ending:	09/30/2006	Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Prev. Distribution/Close Date:	09/06/2006	Initial Purchase	59,185	02/23/2006	03/02/2006	$1,000,001,967
Distribution Date:	10/06/2006
Days of Interest for Period:	30	Total	59,185			$1,000,001,967
Days in Collection Period:	30
Months Seasoned:	7

I.	MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:
{1}	Beginning of period Aggregate Principal Balance	{1}	$845,334,365

	Monthly Principal Amounts

	{2} Collections on Receivables outstanding at end of period	{2}	21,057,694

	{3} Collections on Receivables paid off during period	{3}	12,930,182

	{4} Receivables becoming Liquidated Receivables during period	{4}	8,411,057

	{5} Receivables becoming Purchased Receivables during period	{5}	0

	{6} Other Receivables adjustments	{6}	(1)

	{7} Less amounts allocable to Interest	{7}	(11,183,695)

	{8} Total Monthly Principal Amounts		{8}	31,215,237

{9}	End of period Aggregate Principal Balance		{9}	$814,119,128

{10}	Pool Factor		{10}	81.4117527%

II.	MONTHLY PERIOD NOTE BALANCE CALCULATION:		Class A-1	Class A-2	Class A-3	Class B
{11}	Original Note Balance	{11}	$166,000,000	$309,000,000	$200,000,000	$75,000,000

{12}	Beginning of period Note Balance	{12}	$0	$285,832,442	$200,000,000	$75,000,000

{13}	Noteholders’ Principal Distributable Amount	{13}	0	31,215,237	0	0
{14}	Noteholders’ Accelerated Principal Amount	{14}	0	1,523,841	0	0
{15}	Aggregate Principal Parity Amount	{15}	0	0	0	0
{16}	Matured Principal Shortfall	{16}
{17}	End of period Note Balance	{17}	$0	$253,093,364	$200,000,000	$75,000,000

{18}	Note Pool Factors	{18}	0.0000000%	81.9072375%	100.0000000%	100.0000000%

			Class C	Class D	Class E	TOTAL
			$80,000,000	$50,000,000	$65,000,000	$945,000,000
{19}	Beginning of period Note Balance	{19}	$80,000,000	$50,000,000	$65,000,000	$755,832,442

{20}	Noteholders’ Principal Distributable Amount	{20}	0	0	0	31,215,237
{21}	Noteholders’ Accelerated Principal Amount	{21}	0	0	0	1,523,841
{22}	Class E Accelerated Principal Amount	{22}			0	0
{23}	Aggregate Principal Parity Amount	{23}	0	0	0	0
{24}	Matured Principal Shortfall	{24}				0
{25}	End of period Note Balance	{25}	$80,000,000	$50,000,000	$65,000,000	$723,093,364

{26}	Note Pool Factors	{26}	100.0000000%	100.0000000%	100.0000000%	76.5178163%

III.		CALCULATION OF STEP-DOWN AMOUNT:
	{27}	Ending Pool Balance					{27}		$814,119,128

	{28}	Lesser of (Max of 16.50% of Ending Pool Balance or $5,000,010) or Beg Note Balance					{28}	134,329,656

	{29}	Aggregate, Cumulative Amount paid to Class E Noteholders through prior period					{29}	0

	{30}	Less Specified Reserve Balance					{30}	(15,000,030)

	{31}	Sum of {28}, {29}, and {30}					{31}	119,329,626

	{32}	25% of Ending Pool Balance					{32}	203,529,782

	{33}	Lesser of {31} or {32}					{33}		119,329,626

	{34}	Required Pro Forma Note Balance {27} - {33}					{34}			694,789,502

	{35}	Beginning Note Balance					{35}		755,832,442

	{36}	Total Monthly Principal Amount					{36}		(31,215,237)

	{37}	Pro-Forma Note Balance ( Assuming 100% Pay-down)					{37}			724,617,205

	{38}	Step-Down amount (Excess of Required Pro-forma over Pro-forma Note Balance)					{38}			$0

IV.		CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
	{39}	Total Monthly Principal Amounts						{39}	$31,215,237

	{40}	Step-down Amount						{40}	0

	{41}	Principal Distributable Amount						{41}		$31,215,237

V.		CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

		Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
	{42}	Class A-1	$0	0	4.7800%	30	Actual days/360	$0
	{43}	Class A-2	285,832,442	0	5.1100%	30	30/360	1,217,170
	{44}	Class A-3	200,000,000	0	5.1100%	30	30/360	851,667
	{45}	Class B	75,000,000	0	5.2000%	30	30/360	325,000
	{46}	Class C	80,000,000	0	5.2800%	30	30/360	352,000
	{47}	Class D	50,000,000	0	5.4900%	30	30/360	228,750
	{48}	Class E	65,000,000	0	6.6200%	30	30/360	358,583

VI.		RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
{49}	Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{49}	$33,781,075

{50}	Liquidation Proceeds collected during period	{50}	3,514,463

{51}	Purchase Amounts or amounts from Servicer deposited in Collection Account	{51}	0

{52}	Investment Earnings - Collection Account	{52}	97,547

{53}	Investment Earnings - Transfer From Reserve Account	{53}	63,609

{54}	Collection of Supplemental Servicing - Extension Fees	{54}	206,801

{55}	Collection of Supplemental Servicing - Repo and Recovery Fees Advanced	{55}	203,117

{56}	Collection of Supplemental Servicing - Late Fees	{56}	111,849

{57}	Total Available Funds	{57}		37,978,461

Distributions:
{58}	Base Servicing Fee	{58}	1,585,002

{59}	Repo and Recovery Fees - reimbursed to Servicer	{59}	203,117

{60}	Bank Service Charges - reimbursed to Servicer	{60}	3,245

{61}	Late Fees - reimbursed to Servicer	{61}	111,849

{62}	Extension Fees - reimbursed to Servicer	{62}	0

{63}	Agent fees	{63}	0

{64}	Backup Servicing Fees	{64}	3,000

{65}	Class A-1 Noteholders’ Interest Distributable Amount	{65}	0

{66}	Class A-2 Noteholders’ Interest Distributable Amount	{66}	1,217,170

{67}	Class A-3 Noteholders’ Interest Distributable Amount	{67}	851,667

{68}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{68}	0

{69}	Class B Noteholders’ Interest Distributable Amount	{69}	325,000

{70}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{70}	0

{71}	Class C Noteholders’ Interest Distributable Amount	{71}	352,000

{72}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{72}	0

{73}	Class D Noteholders’ Interest Distributable Amount	{73}	228,750

{74}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{74}	0

{75}	Class E Noteholders’ Interest Distributable Amount	{75}	358,583

{76}	Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{76}	0

{77}	Noteholders’ Principal Distributable Amount	{77}	31,215,237

{78}	Total distributions (Prior to Reserve Account Deposit)	{78}		36,454,620

{79}	Excess Available Funds	{79}		1,523,841

{80}	Reserve Account Withdrawal Amount	{80}		0

{81}	To the Reserve Account, the Reserve Account Deposit	{81}		0

{82}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{82}		(1,523,841)

{83}	To the Class E Noteholders, until Class E Balance is zero	{83}		0

{84}	To the Certificateholders, the aggregate amount remaining	{84}		$0

VlI.	CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance	(I) Excess of (X)-(Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{85}	Class A	$485,832,442	$814,119,128	$0	$34,003,411	$0
{86}	Class B	560,832,442	814,119,128	0	33,678,411	0
{87}	Class C	640,832,442	814,119,128	0	33,326,411	0
{88}	Class D	690,832,442	814,119,128	0	33,097,661	0
{89}	Class E	755,832,442	814,119,128	0	32,739,078	0
{90}	Total					$0

	** Principal Parity Amount distributed as Noteholders Principal Distributable in first three months of Trust
VlII.	CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{91}	Excess Available Funds	{91}	$1,523,841

{92}	Pro-Forma Note Balance (Calculated after Step-Down)	{92}	724,617,205

{93}	Required Pro Forma Note Balance	{93}	694,789,502

{94}	Excess of Pro-Forma Balance over Required Pro-Forma Balance	{94}	29,827,703

{95}	Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance	{95}		$1,523,841

IX.	RECONCILIATION OF RESERVE ACCOUNT:			Initial
{96}	Specified Reserve Balance			$15,000,030
{97}	Beginning of period Reserve Account balance	{97}		$15,000,030

{98}	The Reserve Account Deposit, from Collection Account	{98}	0

{99}	Investment Earnings	{99}	63,609

{100}	Investment Earnings—transferred to Collection Account Available Funds	{100}	(63,609)

{101}	Reserve Account Withdrawal Amount	{101}	0

{102}	End of period Reserve Account balance	{102}		$15,000,030

X.	CALCULATION OF TOTAL OVERCOLLATERALIZATION:
{103}	Aggregate Principal Balance	{103}	$814,119,128

{104}	End of Period Note Balance	{104}	723,093,364

{105}	Overcollateralization (Undercollateralization)	{105}	91,025,764

{106}	Overcollateralization %	{106}		11.18%

XI.	MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:
			Cumulative	Monthly
{107}	Original Number of Receivables	{107}	59,185
{108}	Beginning of period number of Receivables	{108}	0	53,123
{109}	Number of Receivables becoming Liquidated Receivables during period	{109}	2,091	537
{110}	Number of Receivables becoming Purchased Receivables during period	{110}	1	0
{111}	Number of Receivables paid off during period	{111}	5,383	876
{112}	End of period number of Receivables	{112}	51,710	51,710

XII.	STATISTICAL DATA: (CURRENT AND HISTORICAL):
				Original	Prev. Month	Current
{113}	Weighted Average APR of the Receivables		{113}	17.10%	17.10%	17.09%
{114}	Weighted Average Remaining Term of the Receivables		{114}	64.00	57.55	56.66
{115}	Weighted Average Original Term of Receivables		{115}	65.00	65.00	65.00
{116}	Average Receivable Balance		{116}	$16,896	$15,913	$15,744
{117}	Net Losses in Period		{117}	$0	$4,969,643	$4,896,594
{118}	Aggregate Realized Losses		{118}	$0	$12,867,383	$17,763,977
{119}	Aggregate Realized Loss Percentage		{119}		1.286%	1.776%
{120}	ABS Prepay Speed		{120}		2.3191	2.1917
XIII.	DELINQUENCY:
	Receivables with Scheduled Payment delinquent			Units	Dollars	Percentage
	{121}	31-60 days	{121}	2,960	$47,070,012	5.57%
	{122}	61-90 days	{122}	956	14,023,669	1.66%
	{123}	over 90 days	{123}	365	5,757,388	0.68%
	{124}	Total	{124}	4,281	$66,851,069	7.91%
XIV.	EXTENSIONS:

	{125}	Principal Balance of Receivables extended during current period	{125}		$24,888,119

	{126}	Beginning of Period Aggregate Principal Balance	{126}		845,334,365

	{127}	Extension Rate {125} divided by {126}	{127}			2.94%

By:	/s/Connie Coffey
Name:	Connie Coffey
Title:	Senior Vice President, Treasury Reporting
Date:	October 2, 2006